NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9. NOTES PAYABLE

Equipment notes payable

On September 22, 2021, the Company entered into a borrowing arrangement with Banco Hipotecario secured against the Company’s assets in El Salvador. The promissory note provided for a principal amount of $1.5 million, with a final maturity date of 36 months after disbursal with equal monthly installment payments of $47 thousand and a moratorium of 2 months. Interest as defined in the loan arrangement is 7.5% per annum. As of March 31, 2025 and December 31, 2024, the outstanding principal was $0.

On September 19, 2024, the Company and Taproot Acquisition Enterprises, LLC, a Delaware limited liability company (“Taproot”), entered into an Omnibus Equipment Refinancing Agreement providing for the refinance of the Company’s debt obligations previously incurred in connection with the purchase of Bitcoin ATMs pursuant to the previously entered into equipment financing agreements for the purchase of the equipment by the Company from Taproot. The parties agreed that the total outstanding balance of $2.1 million would be paid by one inception payment of $1.2 million upon the execution of the agreement and followed by weekly payments of $20 thousand for a period of 48 weeks. The Omnibus Equipment Refinancing Agreement also contains representations and warranties of both parties with respect to clear and marketable title of the equipment and provides provisions addressing an event of default by the Company as a purchaser of the equipment. As of March 31, 2025 and December 31, 2024, the outstanding principal was $422 thousand and $643 thousand, respectively.

On October 30, 2024, the Company entered into an Equipment Financing Agreement with Taproot (the “Financing Agreement”) to purchase certain Bitcoin ATMs listed in the Financing Agreement. The Financing Agreement amends and supersedes previous equipment purchase agreements between the parties. Under the Financing Agreement, the Company will acquire from Taproot installed Bitcoin ATMs or additional Bitcoin ATMs at the price per Bitcoin ATM set forth in the Equipment Agreement. The downpayment was to be paid in 4 installments with the first payment due and paid by the Company as of October 31, 2024, and the last payment due by January 31, 2025; which last payment was made on January 27, 2025.

In addition, the Company agreed to pay a fee equal to 0.8% of the revenue (to be paid weekly) derived from the sale of Bitcoin in each Bitcoin ATM location until the expiration of the term of the Financing Agreement (36 months) or until full payment of the total purchase price for the equipment subject to certain additional limitations. The Financing Agreement also provides the provisions addressing the event of default by either Taproot or the Company, and respective available remedies. Certain property on which the equipment units are located are subject to merchant agreements (as listed in the Financing Agreement), and the Financing Agreement provides for assignment and assumption of merchant agreements and leases, as may be applicable. Furthermore, Taproot is to maintain a first priority interest on the Bitcoin ATMs until fully paid for. In connection therewith, the Company, Taproot and KGPLA Holdings LLC (“KGPLA”), an entity in which Mike Komaransky, a former director and principal shareholder of the Company has a controlling interest, entered into a First Amendment to the Intercreditor Agreement dated as of October 23, 2024, pursuant to which KGPLA agreed to the subordination of its first priority security position on collateral of the Company to Taproot. As of March 31, 2025 and December 31, 2024, the outstanding principal was $4.6 million and $5.8 million, respectively, representing the principal balance being paid as a percentage (0.8%) of revenues.

Long-term Debt Reconciliation (in thousands)	March 31, 2025	December 31, 2024
Taproot – Omnibus Equipment Refinancing Agreement	$422	$643
Taproot – Equipment Financing Agreement	4,561	5,785
Total Equipment notes payable	4,983	6,428
Less: Equipment notes payable, current portion	(2,822)	(3,084)
Equipment notes payable, net of current portion	$2,161	$3,344

Short-term debt

In December 2022 and December 2023, the Company entered into financing agreements with Capital Premium Financing, Inc. to pay the insurance premium on its commercial liability insurance. The annual interest rate was 20.53% and 17.65% per annum in 2023 and 2022, respectively, repayable in nine monthly installments beginning February 1 of the subsequent year. As of March 31, 2025 and December 31, 2024, the outstanding principal was $0.

On February 26, 2024, the Company entered into a financing agreement for $170 thousand with National Partners PFco LLC to pay the insurance premium on its directors’ and officers’ insurance with an annual percentage rate of 8.45% per annum repayable in ten monthly installments beginning March 14, 2024. On October 11, 2024, the Company increased its coverage for the same policy and entered into an additional financing agreement for $170 thousand with an annual percentage rate of 7.95%, repayable in ten monthly installments beginning November 11, 2024. As of March 31, 2025 and December 31, 2024, the outstanding principal was $88 thousand and $140 thousand, respectively.

On December 19, 2024, the Company entered into financing agreements for $116 thousand with National Partners PFco LLC., to pay the insurance premium on its commercial liability insurance with an annual interest rate of 7.95% per annum, repayable in eight monthly installments beginning January 11, 2025. As of March 31, 2025 and December 31, 2024, the outstanding principal was $74 thousand and $116 thousand, respectively.

Note payable, Related-Party

As of May 15, 2023, the Company entered into a Senior Secured Loan Agreement, as amended (the “Loan Agreement”) and Senior Secured Revolving Credit Promissory Note (the “Revolving Credit Note”) with KGPLA. The Revolving Credit Note allowed the Company to borrow up to $4.0 million for the operations of its New Bitcoin ATM Machines, as defined in the Loan Agreement, with a maturity date of May 15, 2024. Revenue share fees for this agreement were calculated based on a percentage of the gross daily receipts generated from these machines and were recorded as part of interest expense in the condensed consolidated statements of operations and comprehensive income. In connection with the above loan transaction and issuance of Revolving Credit Note, the Company granted KGPLA a first priority lien and security interest in and to all of the Company’s assets, except for property previously pledged to Banco Hipotecario (see above), and with respect to such assets, the Company granted KGPLA a second priority lien. On March 28, 2024, the Company repaid the principal amount of $4.0 million (together with fees due) on the Senior Secured Revolving Credit Promissory Note due with KGPLA. The debt was settled in full in accordance with the terms outlined in the Revolving Credit Note and was funded using cash reserves generated from the Company’s operating activities. The early payoff of this debt resulted in the elimination of revenue share fees. As of March 31, 2025 and December 31, 2024, the outstanding principal was $0.

Convertible debt, related-party

On January 31, 2020, the Company entered into a convertible debenture agreement with KGPLA. The convertible debenture provided for a principal amount of $3.0 million, with a maturity date of January 31, 2025, which was extended to January 31, 2026. Interest as defined by the agreement is 8% per annum. KGPLA has the option to convert the outstanding principal and accrued interest balance into common stock of the Company at the lower of $0.012 per share or a 20% discount to the next major financing or change in control. The convertible debenture was amended and restated as of May 15, 2023, and became a secured, and not general unsecured, obligation of the Company, on par with the notes issued pursuant to the Senior Secured Loan Agreement entered into as of the same date. As of March 31, 2025 and December 31, 2024, the outstanding principal amount of the debenture was $3.0 million and $3.0 million, respectively.

Maturities on the Company’s notes payable are as follows (in thousands):

2025	$1,959
2026	6,186
Total payments on notes payable	$8,145

NOTE 9. NOTES PAYABLE

Equipment notes payable

On September 22, 2021, the Company entered into a borrowing arrangement with Banco Hipotecario secured against the Company’s assets in El Salvador. The promissory note provided for a principal amount of $1,500, with a final maturity date of 36 months after disbursal with equal monthly installment payments of $47 with a moratorium of 2 months. Interest as defined in the loan arrangement is 7.5% per annum. As of December 31, 2024 and 2023, the outstanding principal was $0 and $546, respectively.

On September 19, 2024, the Company and Taproot Acquisition Enterprises, LLC, a Delaware limited liability company (“Taproot”), entered into that certain Omnibus Equipment Refinancing Agreement providing for the refinance of the Company’s debt obligations previously incurred in connection with the purchase of Bitcoin ATMs pursuant to the previously entered into equipment financing agreements for the purchase of the Equipment by the Company from Taproot.  The parties agreed that the total outstanding balance of $2,120 would be paid by one inception payment of $1,158 upon the execution of the agreement and followed by weekly payments of $20 for a period of 48 weeks. The Omnibus Equipment Refinancing Agreement also contains the representations and warranties of both parties with respect to clear and marketable title of the Equipment and provides provisions addressing an event of default by the Company as a purchaser of the Equipment. As of December 31, 2024, the outstanding principal was $643.

On October 30, 2024, the Company entered with Taproot, into an Equipment Financing Agreement (the “Agreement”) to purchase certain Bitcoin ATMs listed in the Agreement. The Agreement amends and supersedes the previous equipment purchase agreements between the parties. Under the Agreement, the Company will acquire from Taproot installed Bitcoin ATMs or additional Bitcoin ATMs at the price per Bitcoin ATM set forth in the Agreement. The downpayment shall be paid in 4 installments with the first payment due and paid by the Company as of October 31, 2024, and the last payment to be made by January 31, 2025; however, the last payment was made on January 27, 2025.

In addition, the Company shall pay certain percentage fee (0.8%) of the revenue (to be paid weekly) derived from the sale of Bitcoin in each Bitcoin ATM location until the expiration of the term of the Agreement (36 months) or until full payment of total purchase price for the Equipment subject to certain additional limitations. The Agreement also provides the provisions addressing the event of default by either Taproot or the Company, and respective available remedies. Certain property on which the Equipment units are located are subject to merchant agreements (as listed in the Agreement), The Agreement provides for assignment and assumption of merchant agreements and leases, as may be applicable. Furthermore, Taproot desires to maintain a first priority interest on the Bitcoin ATMs until it is fully paid for. In connection therewith, the Company, Taproot and KGPLA Holdings LLC (“KGPLA”) entered into the First Amendment to the Intercreditor Agreement dated as of October 23, 2024, pursuant to which, KGPLA agreed to the subordination of its first priority security position on collateral of the Company to Taproot. As of December 31, 2024, the outstanding principal was $5,785 representing the principal balance being paid as a percentage (0.8%) of revenues.

Long-term Debt Reconciliation	December 31, 2024	December 31, 2023
Taproot – Omnibus Equipment Refinancing Agreement	$643	$–
Taproot – Equipment Financing Agreement	5,785	–
Total Equipment notes payable	6,428	–
Less: Equipment notes payable, current portion	(3,084)	–
Equipment notes payable, net of current portion	$3,344	$–

Short-term debt

In December 2022 and December 2023, the Company entered into financing agreements with Capital Premium Financing, Inc. to pay the insurance premium on its commercial liability insurance. The annual interest rate was 20.53% and 17.65% per annum in 2023 and 2022, respectively, repayable in nine monthly installments beginning February 1 of the subsequent year. As of December 31, 2024, and 2023, the outstanding principal was $0 and $95, respectively.

On February 26, 2024, the Company entered into a financing agreement for $170 with National Partners PFco LLC to pay the insurance premium on its directors’ and officers’ insurance with an annual percentage rate of 8.45% per annum repayable in ten monthly installments beginning March 14, 2024. On October 11, 2024, the Company increased its coverage for the same policy and entered into an additional financing agreement for $170 with annual percentage rate of 7.95% repayable in ten monthly installments beginning November 11, 2024. As of December 31, 2024, the outstanding principal was $140.

On December 19, 2024, the Company entered into financing agreements for $116 with National Partners PFco LLC. to pay the insurance premium on its commercial liability insurance with an annual interest rate of 7.95% per annum, repayable in eight monthly installments beginning January 11, 2025. As of December 31, 2024, the outstanding principal was $116.

Note payable, Related-Party

In 2017, the Company entered into several subordinated note agreements with shareholders of the Company’s common stock. The notes had a principal amount of $117 with maturity dates in 2021 and 2022. Interest as defined in the notes is 12% per annum. In the fourth quarter of 2023, the Company paid the final balance of $90. As of December 31, 2024 and 2023, the outstanding principal was $0 and $0, respectively.

On August 4, 2022, the Company completed a lending transaction with Mike Komaransky, the Company’s principal shareholder and former director, whereby the Company borrowed $500 from Mr. Komaransky pursuant to the terms of a secured promissory note and security agreement. The promissory note has an interest rate of 6% and the repayment of the principal amount and any accrued interest is secured by certain assets of the Company with respect to which Mr. Komaransky holds first priority lien and security interest. The terms of the secured promissory note and the security agreement were subsequently amended by the parties on January 17, 2023. Pursuant to the terms of the amended secured promissory note, the Company agreed to make monthly payments of $50 until the maturity date of the secured promissory note, which was on August 31, 2023. There was no outstanding principal balance as of December 31, 2024 and 2023.

As of May 15, 2023, the Company entered into a certain Senior Secured Loan Agreement, as amended (the “Loan Agreement”) and Senior Secured Revolving Credit Promissory Note (the “Revolving Credit Note”) with KGPLA Holdings LLC (“KGPLA”), an entity in which Mike Komaransky, a former director and principal shareholder of the Company has a controlling interest. The Revolving Credit Note allowed the Company to borrow up to $4,000 for the operations of its New Bitcoin ATM Machines, as defined in the Loan Agreement, with a maturity date of May 15, 2024. Revenue share fees for this agreement were calculated based on a percentage of the gross daily receipts generated from these machines and were recorded as part of interest expense in the consolidated statements of operations and comprehensive income. In connection with the above loan transaction and issuance of Revolving Credit Note, the Company granted KGPLA a first priority lien and security interest in and to all of the Company’s assets, except for property previously pledged to Banco Hipotecario (see above), and with respect to such assets, the Company granted the KGPLA a second priority lien. The Company repaid the principal amount of $4,000 (together with any fees) on the Senior Secured Revolving Credit Promissory Note due May 15, 2024, with KGPLA, as of March 28, 2024. The debt was settled in full in accordance with the terms outlined in the Revolving Credit Note and was funded using cash reserves generated from the Company’s operating activities. The early payoff of this debt resulted in the elimination of revenue share fees. As of December 31, 2024 and 2023, the outstanding principal was $0 and $4,000, respectively.

Convertible debt, related-party

On January 31, 2020, the Company entered into a convertible debenture agreement with KGPLA LLC, an entity in which Mike Komaransky, a former director and principal shareholder of the Company has controlling interest. The convertible debenture provided for a principal amount of $3,000, with a maturity date of January 31, 2025, which was extended to January 31, 2026. Interest as defined by the agreement is 8% per annum. KGPLA, LLC has the option to convert the outstanding principal and accrued interest balance into common stock of the Company at the lower of $0.012 per share or 20% discount to the next major financing or change in control. The convertible debenture was amended and restated as of May 15, 2023, and became a secured, and not general unsecured, obligation of the Company, on par with the notes issued pursuant to the Senior Secured Loan Agreement entered into as of the same date. As of December 31, 2024 and 2023, the outstanding principal debenture amount of $3,000 and $3,000, respectively.

Convertible debt, third party

On June 22, 2021, the Company authorized the issuance and sale of up to $5,000 in aggregate principal amount of convertible debentures. The convertible debentures (i) are unsecured, (ii) bear interest at the rate of 6% per annum, and (iii) are due two years from the date of issuance. The convertible debentures are convertible at any time at the option of the investor into shares of the Company’s common stock that is determined by dividing the amount to be converted by the lesser of (i) $0.10 per share or (ii) 25% less than the twenty trading day (20-trading day) volume weighted average price (“VWAP”) of the common stock-based on the trades reported by the OTC Pink Market operated by the OTC Markets Group, Inc. As of December 31, 2021, the Company received an amount of $4,985 toward subscription against this issue.

In December 2021, certain debenture holders exercised their right and gave an irrevocable notice to convert $220 of the convertible debt for 2,200,000 shares. As of March 31, 2022 additional debenture holders exercised their right and gave an irrevocable notice to convert $3,245 of the convertible debt. The Company issued a total of 34,650,000 shares for these conversions for the year ended December 31, 2022. The remaining unconverted debt of $1,520 was paid in full as of December 31, 2023. There was no outstanding convertible debt for this issuance as of December 31, 2024 and 2023.

Maturities on the Company’s notes payable are as follows:

2025	$3,340
2026	6,344
Total payments on notes payable	$9,684